General information (Details)	3 Months Ended
Mar. 31, 2023 jointVenture
Disclosure of classes of share capital [line items]
Number of joint ventures	2
RE Ventures I, LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	50.00%
RE Ventures II, LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in joint venture	50.00%